Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entities
Schedule of variable interest entities
	December 31, 2020	December 31, 2019
Total assets	$3,123,702	$2,997,148
Total liabilities	$187,111	$92,243

	2020	2019	2018
Revenue	$1,010,435	$919,172	$1,085,454
Net profit (loss)	$(152,156)	$(2,111,710)	$160,216